UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130


13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard S. Coons
Title:  President
Phone:  (858) 704-1310


Signature, Place and Date of Signing:

/s/ Richard S. Coons               San Diego, CA                4/23/02
--------------------               -------------               ----------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total: $61,979
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                     FORM 13F INFORMATION TABLE
                                                   View Point Investment Partners
                                                           March 31, 2002


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------

Abgenix Inc.                   COM      00339B107       1600        84700    Sh           SOLE       NONE       84700
Alkermes Inc                   COM      01642T108       2778       106600    Sh           SOLE       NONE      106600
Barrick Gold                   COM      067901108        557        30000    Sh           SOLE       NONE       30000
Beverley Enterprises           COM      087851309       2213       307300    Sh           SOLE       NONE      307300
Bionutrics Inc.                COM      090946104         21        17140    Sh           SOLE       NONE       17140
Caremark RX Inc.               COM      141705103       7082       363200    Sh           SOLE       NONE      363200
Centillium Communications Inc  COM      152319109        121        10000    Sh           SOLE       NONE       10000
Clear Channel Communications   COM      184502102       1542        30000    Sh           SOLE       NONE       30000
Delias Corp                    COM      24688Q101        318        50000    Sh           SOLE       NONE       50000
Dell Computer                  COM      247025109       1261        48300    Sh           SOLE       NONE       48300
Ensco Intl Inc Com             COM      26874Q100       2134        70800    Sh           SOLE       NONE       70800
Express Scripts                COM      302182100       1388        24100    Sh           SOLE       NONE       24100
Getty Images                   COM      374276103       1750        58400    Sh           SOLE       NONE       58400
Hnc Software Inc               COM      40425P107       2337       139100    Sh           SOLE       NONE      139100
Intersil Holding               COM      46069S109        709        25000    Sh           SOLE       NONE       25000
Intuit Inc.                    COM      461202103        767        20000    Sh           SOLE       NONE       20000
Key Energy Services            COM      492914106       1072       100000    Sh           SOLE       NONE      100000
Krispy Kreme Doughnuts         COM      501014104       1226        30000    Sh           SOLE       NONE       30000
Kulicke and Soffa Industries   COM      501242101       1629        78300    Sh           SOLE       NONE       78300
LSI Logic Corporation          COM      502161102       3060       180000    Sh           SOLE       NONE      180000
Lockheed Martin                COM      539830109       1169        20300    Sh           SOLE       NONE       20300
Manor Care                     COM      564055101       1007        43200    Sh           SOLE       NONE       43200
Mcdata Corp (Class A)          COM      580031201        125        10500    Sh           SOLE       NONE       10500
Medarex Inc                    COM      583916101       1874       116200    Sh           SOLE       NONE      116200
Oracle                         COM      68389X105        640        50000    Sh           SOLE       NONE       50000
Peregrine Systems              COM      71366Q101       1496       157100    Sh           SOLE       NONE      157100
Quest Software                 COM      74834T103       1058        70000    Sh           SOLE       NONE       70000
Restoration Hardware           COM      760981100       2520       201600    Sh           SOLE       NONE      201600
Retek Inc.                     COM      76128Q109       2538        96700    Sh           SOLE       NONE       96700
Sanmina Corp                   COM      800907107        353        30000    Sh           SOLE       NONE       30000
SeeBeyond Tech                 COM      815704101       1714       224000    Sh           SOLE       NONE      224000
Silicon Image, Inc.            COM      82705T102       2659       311400    Sh           SOLE       NONE      311400
Starbucks Corp                 COM      855244109       2449       105900    Sh           SOLE       NONE      105900
Sun Microsystems               COM      866810104       3412       386900    Sh           SOLE       NONE      386900
SunGard Data Systems           COM      867363103        659        20000    Sh           SOLE       NONE       20000
UTStarcom Inc                  COM      918076100        656        25000    Sh           SOLE       NONE       25000
Usa Networks Inc               COM      902984103       1496        47100    Sh           SOLE       NONE       47100
Western Digital                COM      958102105       2589       415600    Sh           SOLE       NONE      415600
-----------------------------------------------------------------------------------------------------       ----------
-----------------------------------------------------------------------------------------------------       ----------
                                        Total:         61979      4104440                                     4104440






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